ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accruals	$ 75,057	$ 95,701
Inventory commitment reserve	1,430	843
Accrued royalties	11,870	14,348
Accrued payroll and related liabilities	15,093	18,115
Professional Fees	4,481	6,702
Taxes payable (including sales taxes)	4,904	4,957
Product warranties	8,927	7,914
Deferred Credits and Other Liabilities, Current	8,814	7,055
Restructuring Reserve, Current	8,655	2,486
Operating Lease, Liability, Current	5,933	0
Finance Lease, Liability, Current	379	533
Other	28,013	25,566
Total	$ 173,556	$ 184,220